Diversified Municipal Portfolio [Member] Average Annual Total Returns - Diversified Municipal Portfolio	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg 1-10 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	1.21%	2.08%
Diversified Municipal Class
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	1.41%	2.03%
Diversified Municipal Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.45%	1.36%	1.99%
Diversified Municipal Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.91%	1.61%	2.06%